Note 5 - Significant Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
5.	SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

(a)	Significant judgements

In preparing the consolidated financial statements, the Company makes judgments when applying its accounting policies. The judgments that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below.

(i)	Equity investments

In the normal course of operations, the Company may invest in equity investments for strategic reasons. In such circumstances, management considers whether the facts and circumstances pertaining to each investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not the Company has control, joint control or significant influence over the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:

●	The purpose and design of the investee entity.
●	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
●	The size of the company’s equity ownership and voting rights, including potential voting rights.
●	The size and dispersion of other voting interests, including the existence of voting blocks.
●

Other investments in or relationships with the investee entity including, but not limited to, current or possible board representation, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.

●	Other relevant and pertinent factors.

If the Company determines that it controls an investee entity, it consolidates the investee entity’s financial statements as further described in Note 3. If the Company determines that it has joint control (a joint venture) or significant influence (an associate) over an investee entity, then it uses the equity method of accounting to account for its investment in that investee entity as further described in Note 3. If, after careful consideration, it is determined that the Company neither has control, joint control nor significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest as a fair value through other comprehensive income investment as further described in Note 3.

(ii)	Impairment of non-current assets

Non-current assets are tested for impairment at the end of each reporting year if, in management’s judgement, there is an indicator of impairment. Management applies significant judgment in assessing whether indicators of impairment exist that would necessitate impairment testing. Internal and external factors, such as (i) changes in quantity of the recoverable mineral resources and reserves; (ii) changes in metal prices, capital and operating costs and interest rates; and (iii) market capitalization of the Company compared to its net assets, are evaluated by management in determining whether there are any indicators of impairment. If there are indicators, management performs an impairment test on the major assets in this category.

In addition, the application of the Company’s accounting policy for exploration and evaluation expenditures requires judgment in determining whether it is probable that future economic benefits are likely, either from future exploitation or sale or where activities have not reached a stage which permits a reasonable assessment of the existence of mineral reserves. The deferral policy requires management to make certain estimates and assumptions about future events or circumstances, in particular whether the technical feasibility and commercial viability of extracting a mineral resource is demonstrable. Estimates and assumptions made may change if new information becomes available. If, after an expenditure is capitalized, information becomes available suggesting that the recovery of expenditure is unlikely, the amount capitalized is written off in the consolidated statements of income and comprehensive income in the year when the new information becomes available.

As at December 31, 2024 and December 31, 2023, the Company did not have any indicators of impairment.

(b)	Significant estimates

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates are based on management’s knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Information about assumptions and other sources of estimating uncertainty that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next 12 months are outlined below.

(i)	Revenue

Revenue recorded at the Juanicipio Mine, which is reflected as a component in the Company’s consolidated statements of income and comprehensive income from its equity accounted investment in Juanicipio, is based on estimated metal quantities reflecting assay data and on provisional prices which will be trued up for final price and quantity in a later period.

(ii)	Provision for reclamation

Management assesses the closure and reclamation obligations on an annual basis or when new information becomes available. This assessment includes the estimation of the future rehabilitation costs required based on the existing laws and regulations in the jurisdiction the Company operates in, the timing of these expenditures, and the impact of changes in the inflation and discount rates. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.

(iii)	Contingent liabilities

The Company is subject to various tax, legal and other disputes, the outcomes of which cannot be assessed with a high degree of certainty. A liability is recognized where, based on the Company’s legal views and advice, it is considered probable that an outflow of resources will be required to settle a present obligation that can be measured reliably. By their nature, these provisions will only be resolved when one or more future events occur or fail to occur, which will bring resolution to their underlying cases. The assessment of such provisions inherently involves the exercise of significant judgment of the potential outcome of future events.

(iv)	Fair value measurement: share-based compensation

The Company uses valuation techniques (Note 3(i)) in measuring the fair value of equity-settled share-based compensation awards, which requires the Company to make certain estimates, judgements, and assumptions in relation to the expected life, expected volatility, expected risk‐free rate, expected forfeiture rate, and expected future market conditions of the various equity based units, as applicable.

The fair value of stock options is estimated using the Black-Scholes option valuation model, and related required estimates, judgements, and assumptions include stock options expected life, expected volatility, expected risk‐free rate, and expected forfeiture rate. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model, projecting the performance of the Company and, if applicable, the relevant market index against which the Company’s performance is compared. In assessing the vesting of performance share units awarded with market price conditions the Company may be required to make certain estimates, judgements, and assumptions in relation with future market conditions. The fair value of performance share units with non-market performance conditions, restricted and deferred share units are based on the fair market value of a common share equivalent on the date of grant.